Accounts Receivable-Net	12 Months Ended
Sep. 30, 2014
Accounts Receivable-Net
Accounts Receivable-Net

5. Accounts Receivable—Net

Net accounts receivable consisted of the following:

	Fiscal Year Ended
	September 30, 2014	September 30, 2013
	(in millions)
Billed	$1,248.4	$1,177.6
Unbilled	1,214.8	1,076.8
Contract retentions	263.9	174.3
Total accounts receivable—gross	2,727.1	2,428.7
Allowance for doubtful accounts	(72.1)	(86.4)
Total accounts receivable—net	$2,655.0	$2,342.3

Billed accounts receivable represent amounts billed to clients that have yet to be collected. Unbilled accounts receivable represents the contract revenue recognized but not yet billed pursuant to contract terms or accounts billed after the period end. Substantially all unbilled receivables as of September 30, 2014 and 2013 are expected to be billed and collected within twelve months. Contract retentions represent amounts invoiced to clients where payments have been withheld pending the completion of certain milestones, other contractual conditions or upon the completion of the project. These retention agreements vary from project to project and could be outstanding for several months or years.

Allowances for doubtful accounts have been determined through specific identification of amounts considered to be uncollectible and potential write-offs, plus a non-specific allowance for other amounts for which some potential loss has been determined to be probable based on current and past experience.

Other than the U.S. government, no single client accounted for more than 10% of the Company’s outstanding receivables at September 30, 2014 and 2013.

The Company sold trade receivables to financial institutions, of which $111.9 million and $100.2 million were outstanding as of September 30, 2014 and 2013, respectively. The Company does not retain financial or legal obligations for these receivables that would result in material losses. The Company’s ongoing involvement is limited to the remittance of customer payments to the financial institutions with respect to the sold trade receivables.